Sales, General & Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	$ 212,153	$ 130,979		$ 73,608
Depreciation and amortization	35,004	14,487		2,496
Sales, general & administrative expenses	196,673	94,681	[1]	84,270	[1]
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	100,095	34,362		26,020
Professional fees	19,200	8,645		4,469
IT and hosting costs	16,430	11,559		9,988
Depreciation and amortization	16,222	3,399		1,315
Marketing	9,982	6,575		7,691
Insurance	9,598	4,172		2,444
Contractors and consultants expense	7,425	2,501		7,008
Staffing, training and recruitment	6,321	3,494		6,393
Property related expenses	5,677	8,651		10,214
Local taxes	2,311	2,359		2,321
Office and clinical supplies	1,119	2,120		2,362
Other	$ 2,293	$ 6,844		$ 4,045

[1]	Restated to reflect reclassification of certain expense items described in Note 2.